Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 58.4%
BlackRock Advantage Emerging Markets Fund, Class K	983,705	$9,305,845
BlackRock Tactical Opportunities Fund, Class K	882,961	12,564,540
Diversified Equity Master Portfolio	$90,310,565	90,310,565
International Tilts Master Portfolio	$29,176,510	29,176,510
iShares Developed Real Estate Index Fund, Class K	177,203	1,594,825
iShares MSCI EAFE Small-Cap ETF(b)	162,993	9,699,713

		152,651,998

Fixed-Income Funds — 38.0%
BlackRock Diversified Fixed Income Fund	7,222,763	71,288,673
BlackRock High Yield Bond Portfolio, Class K	419,657	2,849,474
iShares iBoxx $ Investment Grade Corporate Bond ETF	68,056	7,459,618
iShares TIPS Bond ETF(b)	162,397	17,904,269

		99,502,034

Security	Shares	Value

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	16,406,366	$16,411,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	9,409,884	9,409,884

		25,821,172

Total Investments — 106.3% (Cost: $264,298,261)		277,975,204

Liabilities in Excess of Other Assets — (6.3)%		(16,567,289)

Net Assets — 100.0%		$261,407,915

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$28,061,565	$—		$(34,798,726	)(b)(c)	$(71,064)	$6,808,225	$—	$—	$45,489		$—
BlackRock Advantage Emerging Markets Fund, Class K	8,794,319	—		—		—	511,526	9,305,845	983,705	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	8,571,613	7,838,588	(b)	—		4,911	(3,824)	16,411,288	16,406,366	7,810	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,815,020	2,594,864	(b)	—		—	—	9,409,884	9,409,884	77,600		—
BlackRock Diversified Fixed Income Fund	—	72,072,383		—		—	(783,710)	71,288,673	7,222,763	566,602		—
BlackRock High Yield Bond Portfolio, Class K	2,741,923	45,721	(b)	—		—	61,830	2,849,474	419,657	46,138		—
BlackRock Tactical Opportunities Fund, Class K	12,732,302	—		—		—	(167,762)	12,564,540	882,961	—		—
Diversified Equity Master Portfolio	86,456,694	6,535,603	(b)(c)	—		(340,044)	(2,341,688)	90,310,565	$90,310,565	417,101		—
International Tilts Master Portfolio	26,770,164	2,966,722	(b)(c)	—		418,410	(978,786)	29,176,510	$29,176,510	170,796		—
iShares Core U.S. Aggregate Bond ETF(a)	20,745,482	—		(21,494,578)		(3,695,542)	4,444,638	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	2,142,595	—		(588,999)		(24,912)	66,141	1,594,825	177,203	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,175,144	—		—		—	284,474	7,459,618	68,056	48,581		—
iShares MSCI EAFE Small-Cap ETF	9,205,845	—		—		—	493,868	9,699,713	162,993	—		—

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2030 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

iShares TIPS Bond ETF	$17,285,537	$—	$—		$—	$618,732	$17,904,269	162,397	$—	$—
Master Total Return Portfolio(a)	21,075,700	—	(27,010,529	)(b)(c)	(568,960)	6,503,789	—	$—	269,348	—

					$(4,277,201)	$15,517,453	$277,975,204		$1,649,465	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	17	06/08/23	$2,578	$96,538
S&P/TSE 60 Index	26	06/15/23	4,652	116,227
MSCI Emerging Markets Index	108	06/16/23	5,376	189,299
Russell 2000 E-Mini Index	79	06/16/23	7,163	169,109
S&P 500 Micro E-Mini Index	141	06/16/23	2,917	5,389
10-Year U.S. Treasury Note	45	06/21/23	5,178	160,640
U.S. Long Bond	17	06/21/23	2,233	94,558
Ultra U.S. Treasury Bond	41	06/21/23	5,808	223,886

				1,055,646

Short Contracts
MSCI EAFE Index	17	06/16/23	1,782	(3,864)
5-Year U.S. Treasury Note	95	06/30/23	10,417	36,674

				32,810

				$1,088,456

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	5,498,116	USD	4,042,336	Deutsche Bank AG	06/21/23	$30,979
EUR	2,274,366	USD	2,414,023	Bank of America N.A.	06/21/23	63,359
EUR	2,274,366	USD	2,412,211	Morgan Stanley & Co. International PLC	06/21/23	65,172

						159,510

USD	281,624	CAD	385,000	Bank of America N.A.	06/21/23	(3,606)
USD	44,752	EUR	42,000	Morgan Stanley & Co. International PLC	06/21/23	(997)
USD	168,553	JPY	22,723,000	Bank of America N.A.	06/21/23	(4,545)

						(9,148)

						$150,362

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2030 Fund

OTC Total Return Swaps

Upfront
Paid by the Fund		Received by the Fund								Premium	Unrealized

					Effective	Termination	Notional			Paid	Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	5,131	$(94,405)	$—	$(94,405)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$33,164,923	$—	$—	$33,164,923
Fixed-Income Funds	99,502,034	—	—	99,502,034
Money Market Funds	25,821,172	—	—	25,821,172

	$158,488,129	$—	$—	158,488,129

Investments Valued at NAV(a)				119,487,075

				$277,975,204

Derivative Financial Instruments(b)
Assets
Equity Contracts	$480,024	$96,538	$—	$576,562
Foreign Currency Exchange Contracts	—	159,510	—	159,510
Interest Rate Contracts	515,758	—	—	515,758
Liabilities
Equity Contracts	(3,864)	(94,405)	—	(98,269)
Foreign Currency Exchange Contracts	—	(9,148)	—	(9,148)

	$991,918	$152,495	$—	$1,144,413

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2030 Fund

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	4